Transactions with Related Parties and Shareholders - Summary of Management Fees and Commissions from Non-consolidated Pool Subsidiaries (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Total	$ 28,949,873	$ 49,097,436	$ 30,063,878
Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	691,734,800	877,449,952	683,809,587
Management Fees | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	1,745,602	1,877,089	2,246,095
Commissions | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	8,019,198	11,911,866	8,201,505
Blue Fin Pool | Management Fees | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	593,352	562,732	1,022,820
Blue Fin Pool | Commissions | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	744,795	1,612,632	1,318,765
SeaLion Pool | Management Fees | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	966,198	1,080,585	1,074,411
SeaLion Pool | Commissions | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	2,825,367	4,163,287	3,187,366
Star Pool | Commissions | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total			13,288
Dorado Pool | Management Fees | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	29,452	73,000	53,726
Dorado Pool | Commissions | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	768,779	889,057	412,254
SeaHorse Pool | Management Fees | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	22,500	160,772	95,138
SeaHorse Pool | Commissions | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	17,075	206,890	138,644
Seadragon Pool | Management Fees | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	134,100
Seadragon Pool | Commissions | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	$ 3,663,182	$ 5,040,000	$ 3,131,188